The Merger, Offering and Other Related Transactions (Repayment of 2013 Bridge Note, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2014	Oct. 31, 2014	Dec. 31, 2013
Repayment of 2013 Bridge Note [Line Items]
Number of shares called by warrants		36,055,000	30,300,000	1,388,573
Bridge Warrants [Member]
Repayment of 2013 Bridge Note [Line Items]
Number of shares called by warrants		2,500,000
Exercise price	$ 1.00	$ 1.00
Expiration period	3 years	3 years
2013 Bridge Notes [Member]
Repayment of 2013 Bridge Note [Line Items]
Principal amount	$ 5,000
Accrued interest	$ 83	$ 5,083
Number of shares called by warrants	5,000,000
2013 Bridge Notes [Member] | Bridge Warrants [Member]
Repayment of 2013 Bridge Note [Line Items]
Number of warrants issued for conversion of debt	2,500,000